License Agreements - Termination of license agreement (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CAR-T License and Vaccine License with TDT
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount owes pursuant to termination of license agreement	$ 2.2	$ 2.2	$ 0.2